Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 57,858	$ 88,523
Expensed during the year	18,202	42,828
Settlement in shares	(9,646)	(20,367)
Payments	(29,368)	(53,053)
Foreign exchange	8	(73)
Ending balance	37,054	57,858	$ 88,523
Current	23,274
Long-term	13,780	13,666
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	11,560	16,114
Expensed during the year	6,387	10,511
Settlement in shares	(1,920)	(2,012)
Payments	(6,809)	(13,037)
Foreign exchange	2	(16)
Ending balance	9,220	11,560	16,114
Current	6,021
Long-term	3,199
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	35,443	64,042
Expensed during the year	10,669	29,829
Settlement in shares	(6,941)	(18,355)
Payments	(21,664)	(40,016)
Foreign exchange	6	(57)
Ending balance	17,513	35,443	64,042
Current	6,932
Long-term	10,581
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	10,855	8,367
Expensed during the year	1,146	2,488
Settlement in shares	(785)
Payments	(895)
Foreign exchange
Ending balance	10,321	$ 10,855	$ 8,367
Current	10,321
Long-term	$ 0